Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 533,609	$ 634,882
Trade and other receivables	1,140,120	1,040,542
Inventories	300,258	440,194
Total Current assets	1,973,987	2,115,618
Non-current assets
Property, plant and equipment, net	21,471,539	20,762,483
Intangible assets, net	2,434,454	2,977,311
Total Non-current assets	23,905,993	23,739,794
Total assets	25,879,980	25,855,412
Current liabilities
Trade and other payables	6,501,396	4,449,950
Lease liabilities	301,143	221,254
Borrowings	3,499,706	4,319,182
Tax liabilities	54,423	92,211
Total Current liabilities	10,356,668	9,082,597
Non-current liabilities
Lease liabilities (non-current)	1,831,126	1,926,702
Deferred tax liabilities	15,000	133,000
Total Non-current liabilities	1,846,126	2,059,702
Total liabilities	12,202,794	11,142,299
Net assets	13,677,186	14,713,113
EQUITY
Share capital	13,832	13,616
Accumulated losses	(105,380,079)	(100,619,185)
Other reserves	3,422,799	3,422,799
Share premium reserve	99,004,833	97,047,941
Share application reserve	1,240,000
Exchange reserves	(555,455)	(123,198)
Revaluation surplus	15,931,256	14,971,140
Total equity	$ 13,677,186	$ 14,713,113